February 23, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

   RE: Columbia U.S. Government Securities Fund, Inc.
       File Nos. 33-8843, 811-4842, CIK 0000801962

   Pursuant to Rule 497 (j) under the Securities Act of 1933, the Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, would not have differed from those contained in the Post-Effective Amendment to the Registration Statement on Form N1-A for the above Registrant as filed electronically with the Securities and Exchange Commission on February 22, 1996.

   Any questions regarding this transmission can be directed to Jeff Curtis at (503) 795-6441.

                                 Sincerely,

                                 Columbia U.S. Government Securities Fund, Inc.


                                 George L. Hanseth
                                 Senior Vice President